UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 21343

Western Asset Emerging Markets Debt Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS DEBT FUND INC.

FORM N-Q

JANUARY 31, 2009

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited)

January 31, 2009

Face
Amount†		Security	Value
SOVEREIGN BONDS — 47.8%
Argentina — 1.7%
		Republic of Argentina:
2,000,000	EUR	9.250% due 10/21/02 (a)(b)	$268,905
5,000,000	DEM	10.250% due 2/6/03 (a)(b)	343,722
1,425,000	EUR	9.000% due 6/20/03 (a)(b)	191,595
1,000,000	EUR	9.500% due 3/4/04 (a)(b)	134,453
5,000,000	DEM	7.000% due 3/18/04 (a)(b)	343,722
2,000,000	EUR	8.500% due 7/1/04 (a)(b)	268,905
2,000,000	EUR	10.000% due 1/7/05 (a)(b)	268,905
1,000,000	EUR	8.000% due 2/26/08 (a)(b)	134,452
3,200,000	ARS	8.125% due 4/21/08 (a)(b)	430,248
1,200,000	EUR	9.000% due 7/6/10 (a)(b)	161,343
7,097,000		Bonds, 7.000% due 9/12/13 (b)	2,608,739
		GDP Linked Securities:
4,825,000	EUR	1.262% due 12/15/35 (b)(c)	148,282
4,205,000		1.318% due 12/15/35 (b)(c)	117,740
27,105,123	ARS	1.383% due 12/15/35 (b)(c)	293,953
		Medium-Term Notes:
525,000	EUR	8.750% due 2/4/03 (a)(b)	70,588
5,000,000,000	ITL	7.000% due 3/18/04 (a)(b)	347,195
2,000,000	EUR	7.000% due 3/18/04 (a)(b)	268,905
1,000,000	EUR	9.250% due 7/20/04 (a)(b)	134,452
2,000,000	EUR	8.125% due 10/4/04 (a)(b)	268,905
		Total Argentina	6,805,009
Brazil — 9.3%
		Brazil Nota do Tesouro Nacional:
11,897,000	BRL	10.000% due 1/1/10	5,074,341
52,478,000	BRL	10.000% due 7/1/10	22,269,429
26,544,000	BRL	10.000% due 1/1/12	10,882,079
		Total Brazil	38,225,849
Colombia — 3.2%
		Republic of Colombia:
2,465,000		7.375% due 1/27/17	2,501,975
11,749,000		7.375% due 9/18/37	10,779,708
		Total Colombia	13,281,683
Egypt — 0.7%
19,840,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (b)(d)	3,064,918
Gabon — 0.5%
2,980,000		Gabonese Republic, 8.200% due 12/12/17 (d)	2,071,100
Indonesia — 2.1%
		Republic of Indonesia:
14,860,000,000	IDR	10.250% due 7/15/22	1,153,171
35,693,000,000	IDR	11.000% due 9/15/25	2,882,627
28,628,000,000	IDR	10.250% due 7/15/27	2,158,282
34,122,000,000	IDR	9.750% due 5/15/37	2,385,923
		Total Indonesia	8,580,003
Mexico — 4.3%
		United Mexican States, Medium-Term Notes:
3,774,000		5.625% due 1/15/17	3,687,198
7,730,000		8.000% due 9/24/22	8,580,300

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2009

Face
Amount†	Security	Value
Mexico — 4.3% (continued)
6,508,000	6.050% due 1/11/40	$5,580,610
	Total Mexico	17,848,108
Panama — 4.8%
	Republic of Panama:
4,638,000	7.250% due 3/15/15	4,835,115
6,090,000	9.375% due 4/1/29	6,866,475
8,902,000	6.700% due 1/26/36	8,100,820
	Total Panama	19,802,410
Peru — 2.2%
	Republic of Peru:
4,402,000	8.750% due 11/21/33	4,996,270
2,846,000	Bonds, 6.550% due 3/14/37	2,547,170
1,295,000	Global Bonds, 8.375% due 5/3/16	1,434,213
	Total Peru	8,977,653
Russia — 5.7%
	Russian Federation:
105,000	11.000% due 7/24/18 (d)	133,244
404,000	12.750% due 6/24/28 (d)	531,260
24,395,140	7.500% due 3/31/30 (d)	22,806,772
	Total Russia	23,471,276
Turkey — 8.3%
	Republic of Turkey:
6,800,000	11.875% due 1/15/30	9,581,200
31,239,000	Notes, 6.875% due 3/17/36	24,835,005
	Total Turkey	34,416,205
Venezuela — 5.0%
	Bolivarian Republic of Venezuela:
1,959,000	8.500% due 10/8/14	1,106,835
16,913,000	5.750% due 2/26/16 (d)	7,737,697
7,220,000	7.000% due 12/1/18 (d)	3,230,950
1,674,000	7.650% due 4/21/25	690,525
	Collective Action Securities:
10,661,000	9.375% due 1/13/34	5,063,975
3,850,000	Notes, 10.750% due 9/19/13	2,618,000
	Total Venezuela	20,447,982
	TOTAL SOVEREIGN BONDS
	(Cost — $245,976,686)	196,992,196
CORPORATE BONDS & NOTES — 43.7%
Brazil — 6.3%
	Globo Communicacoes e Participacoes SA:
3,423,000	Bonds, 7.250% due 4/26/22 (d)	3,200,505
190,000	Senior Bonds, 7.250% due 4/26/22 (d)	177,650
	GTL Trade Finance Inc.:
1,630,000	7.250% due 10/20/17 (d)	1,424,931
2,910,000	7.250% due 10/20/17 (d)	2,592,083
2,640,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (d)	2,409,000
	Vale Overseas Ltd., Notes:
3,289,000	8.250% due 1/17/34	3,365,538
14,650,000	6.875% due 11/21/36	12,652,253
	Total Brazil	25,821,960

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2009

Face
Amount†	Security	Value
Chile — 0.9%
3,678,000	Enersis SA, Notes, 7.375% due 1/15/14	$3,763,532
China — 0.2%
1,410,000	Galaxy Entertainment Finance Co. Ltd., 7.323% due 12/15/10 (c)(d)	895,350
Colombia — 0.6%
	EEB International Ltd.:
880,000	8.750% due 10/31/14 (d)	849,200
1,650,000	Senior Bonds, 8.750% due 10/31/14 (d)	1,592,250
	Total Colombia	2,441,450
India — 0.2%
	ICICI Bank Ltd., Subordinated Bonds:
820,000	6.375% due 4/30/22 (c)(d)	478,662
626,000	6.375% due 4/30/22 (c)(d)	354,141
	Total India	832,803
Kazakhstan — 3.8%
	ATF Capital BV:
1,180,000	9.250% due 2/21/14 (d)	796,500
3,540,000	Senior Notes, 9.250% due 2/21/14 (d)	2,318,700
	HSBK Europe BV:
320,000	9.250% due 10/16/13 (d)	235,200
2,780,000	7.250% due 5/3/17 (d)	1,570,700
404,000	Senior Notes, 9.250% due 10/16/13 (d)	296,940
9,660,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (d)	7,872,900
	TuranAlem Finance BV, Bonds:
2,850,000	8.250% due 1/22/37 (d)	1,239,750
2,880,000	8.250% due 1/22/37 (d)	1,179,562
	Total Kazakhstan	15,510,252
Mexico — 8.7%
4,190,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	3,838,786
	Axtel SAB de CV, Senior Notes:
311,000	11.000% due 12/15/13	259,685
14,357,000	7.625% due 2/1/17 (d)	9,367,942
290,000	7.625% due 2/1/17 (d)	189,950
340,000	Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	325,550
26,211,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	20,932,288
1,170,000	Petroleos Mexicanos, 8.000% due 5/3/19 (b)(d)	1,169,123
	Total Mexico	36,083,324
Russia — 18.7%
	Evraz Group SA, Notes:
6,650,000	8.875% due 4/24/13 (d)	4,156,250
2,220,000	8.875% due 4/24/13 (d)	1,381,950
2,790,000	9.500% due 4/24/18 (d)	1,687,950
	Gaz Capital SA:
4,410,000	Medium Term Notes, 7.288% due 8/16/37 (d)	2,756,250
9,310,000	Notes, 8.625% due 4/28/34 (d)	7,785,301
1,810,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (d)	1,330,350
	LUKOIL International Finance BV:
1,775,000	6.356% due 6/7/17 (d)	1,340,125
8,122,000	6.656% due 6/7/22 (d)	5,644,790
11,220,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	10,602,900

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2009

Face
Amount†		Security	Value
Russia — 18.7% (continued)
		RSHB Capital, Loan Participation Notes:
6,488,000		6.299% due 5/15/17 (d)	$4,087,440
		Secured Notes:
4,230,000		7.175% due 5/16/13 (d)	3,405,150
8,010,000		7.125% due 1/14/14 (d)	6,210,473
4,630,000		7.125% due 1/14/14 (d)	3,541,950
130,000		Senior Notes, 6.299% due 5/15/17 (d)	83,850
3,590,000		Senior Secured Notes, 7.175% due 5/16/13 (d)	2,921,542
		TNK-BP Finance SA:
2,593,000		6.625% due 3/20/17 (d)	1,510,423
		Senior Notes:
2,377,000		7.500% due 3/13/13 (d)	1,794,635
7,410,000		7.500% due 7/18/16 (d)	4,705,350
3,270,000		7.500% due 7/18/16 (d)	2,076,450
1,180,000		7.875% due 3/13/18 (d)	725,700
3,414,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	2,125,215
		Vimpel Communications, Loan Participation Notes:
2,870,000		8.375% due 4/30/13 (d)	2,109,450
6,855,000		Secured Notes, 8.375% due 4/30/13 (d)	4,988,548
		Total Russia	76,972,042
Thailand — 1.0%
		True Move Co., Ltd.:
140,000		10.750% due 12/16/13 (d)	53,984
4,240,000		10.375% due 8/1/14 (d)	1,590,000
6,930,000		Notes, 10.750% due 12/16/13 (d)	2,737,350
		Total Thailand	4,381,334
United Kingdom — 3.2%
80,801,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (b)(c)(d)	1,220,842
337,631,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (b)(c)(d)	6,152,420
8,450,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (d)	5,703,750
		Total United Kingdom	13,077,012
United States — 0.1%
411,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	341,601
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $240,864,901)	180,120,660
COLLATERALIZED SENIOR LOANS — 0.4%
United States — 0.4%
		Ashmore Energy International:
310,234		Synthetic Revolving Credit Facility, 5.496% due 3/30/12 (c)	185,365
2,764,923		Term Loan, 4.459% due 3/30/14 (c)	1,652,041
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $2,784,008)	1,837,406

Warrants
WARRANTS — 0.1%
11,745		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20(b)
		(Cost - $364,095)	205,538
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $489,989,690)	379,155,800

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund Inc.

Schedule of Investments  (unaudited) (continued)

January 31, 2009

Face
Amount†		Security	Value
SHORT-TERM INVESTMENTS — 8.0%
Sovereign Bonds — 0.2%
3,500,000	MYR	Bank Negara Malaysia Monetary Notes, zero coupon bond to yield 3.440% due 2/17/09 (Cost - $1,047,912)	$968,829
U.S. Government Agency — 4.0%
16,400,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.471% due 6/15/09 (e)(f) (Cost - $16,371,523)	16,373,039
Repurchase Agreement — 3.8%
15,637,000		Morgan Stanley tri-party repurchase agreement dated 1/30/09, 0.220% due 2/2/09; Proceeds at maturity - $15,637,287; (Fully collateralized by U.S. government agency obligations 4.900% due 6/12/18; Market value - $16,126,541) (Cost - $15,637,000)	15,637,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $33,056,435)	32,978,868
		TOTAL INVESTMENTS — 100.0% (Cost — $523,046,125#)	$412,134,668

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2009.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS	-	Argentine Peso
	BRL	-	Brazilian Real
	DEM	-	German Mark
	EGP	-	Egyptian Pound
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	ITL	-	Italian Lira
	MYR	-	Malaysian Ringgit
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return. High current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$412,134,668	—	$400,890,081	$11,244,587

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of October 31, 2008	$15,609,070
Accrued premiums/discounts	38,777
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	(5,553,522)
Net purchases (sales)	1,150,262
Transfers in and/or out of Level 3	—
Balance as of January 31, 2009	$11,244,587

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Other Risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,654,121
Gross unrealized depreciation	(117,565,578)
Net unrealized depreciation	$(110,911,457)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Debt Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 27, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: March 27, 2009